Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 159,212
Allowance for credit losses at end of year	169,074	¥ 159,212
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	104,354	98,853	¥ 109,316
Provision for credit losses, net of reversal	52,891	67,433	65,677
Charge-offs	(74,868)	(78,114)	(83,116)
Recoveries	20,511	18,282	18,999
Other	569	(2,100)	(12,023)
Allowance for credit losses at end of year	103,457	104,354	98,853
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	23,962	24,600	29,303
Provision for credit losses, net of reversal	7,115	1,657	1,742
Charge-offs	(2,708)	(2,007)	(3,833)
Recoveries	315	194	380
Other	133	(482)	(2,992)
Allowance for credit losses at end of year	28,817	23,962	24,600
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	30,896	30,828	30,053
Provision for credit losses, net of reversal	6,497	854	4,962
Charge-offs	(823)	(324)	(667)
Recoveries	59	160	230
Other	171	(622)	(3,750)
Allowance for credit losses at end of year	¥ 36,800	¥ 30,896	¥ 30,828